Consolidated Balance Sheets (Parenthetical) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares outstanding	6,188,754	5,804,254
Common stock, shares issued	6,188,754	5,804,254